UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$743,392
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	2,015,000

		2,758,392
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	963,160
Arizona — 1.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,104,360
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,100	1,103,300
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,190,616
5.00%, 10/01/29	925	1,026,574

		4,424,850
Arkansas — 0.1%
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	350	376,737
California — 16.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (a)	7,150	7,765,615
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
0.00%, 8/01/37	2,100	735,462
0.00%, 8/01/38	4,800	1,598,304
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	571,505
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,181,170
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	$945	$1,050,528
California State University, RB, Systemwide, Series A:
5.50%, 11/01/39	1,000	1,145,580
(AGC), 5.25%, 11/01/38	3,000	3,396,570
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,290	1,410,525
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	802,662
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31 (a)	1,800	1,970,478
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	2,015	2,204,672
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	692,168
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	4,000	4,415,080
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	1,315	1,457,073
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	2,200	2,392,984
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 8/01/28 (b)	11,975	6,541,583
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (a)	5,000	3,562,200
San Diego California Unified School District, GO, CAB, Election of 2008 (b):
Series C, 0.00%, 7/01/38	1,400	528,080
Series G, 0.00%, 7/01/34	580	233,044
Series G, 0.00%, 7/01/35	615	232,525

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego California Unified School District, GO, CAB, Election of 2008 (b) (concluded):
Series G, 0.00%, 7/01/36	$920	$328,412
Series G, 0.00%, 7/01/37	615	205,472
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (b)	1,110	590,953
San Diego Community College District California, GO, CAB, Election of 2006 (b):
0.00%, 8/01/31	1,855	906,483
0.00%, 8/01/32	2,320	1,061,354
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	681,042
5.00%, 8/01/38	490	552,911
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	900	1,003,293
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,673,265
State of California Public Works Board, LRB, Judicial Council Projects, Series A, 5.00%, 3/01/38	615	687,244
Yosemite Community College District, GO, CAB, Election of 2004, Series D (b):
0.00%, 8/01/36	2,000	798,560
0.00%, 8/01/37	2,790	1,061,762

		53,438,559
Colorado — 2.0%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (b)	5,500	2,240,535
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,140,730
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,500	2,767,500

		6,148,765
Florida — 13.4%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,420	1,524,143
Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	$1,000	$1,093,860
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (c)	7,875	8,376,007
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	639,205
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,566,225
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	951,794
5.38%, 10/01/32	1,100	1,218,954
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	900	1,013,049
Seaport, Series A, 6.00%, 10/01/38	1,780	2,135,608
Seaport, Series B, AMT, 6.00%, 10/01/30	570	689,803
Seaport, Series B, AMT, 6.25%, 10/01/38	360	439,502
Seaport, Series B, AMT, 6.00%, 10/01/42	580	679,493
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	174,866
Series A, 5.00%, 10/01/32	1,730	1,906,927
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (c)	9,000	9,416,700
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	1,900	2,200,941
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	277,295
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,775,576
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,040	1,188,970

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	$1,800	$1,898,046

		42,166,964
Georgia — 0.8%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,082,850
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	440	499,752
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	165	181,028
5.00%, 4/01/33	120	131,191
5.00%, 4/01/44	550	587,840

		2,482,661
Illinois — 15.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,293,060
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,280	1,285,504
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	2,400	2,307,192
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	2,000	1,906,300
City of Chicago Illinois, Refunding GARB, AMT:
O’Hare International Airport, 3rd Lien, Series C-2 (AGM), 5.25%, 1/01/30	1,620	1,621,782
O’Hare International Airport, General Senior Lien, Series C, 5.38%, 1/01/39	3,235	3,484,580
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	600	613,848
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	505	541,143
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C:
5.25%, 1/01/37	$4,000	$4,154,320
5.25%, 1/01/40	500	518,805
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	547,414
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	150	162,393
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	463,212
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	2,070	2,361,891
Silver Cross Hospital And Medical Centers, 4.13%, 8/15/37	615	601,907
Silver Cross Hospital And Medical Centers, 5.00%, 8/15/44	615	654,950
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	12,865	13,042,666
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36 (b)	10,000	3,628,600
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (b)	2,980	704,084
4.25%, 6/15/42	1,070	1,019,699
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	676,723
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,565,240
State of Illinois, GO:
5.25%, 2/01/33	735	761,497
5.50%, 7/01/33	710	763,669
5.25%, 2/01/34	735	759,417
5.50%, 7/01/38	380	402,720

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$805	$877,587

		48,720,203
Indiana — 2.1%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,154,500
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	445	463,575
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	770	805,289
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,000	2,267,720
(AGC), 5.50%, 1/01/38	1,575	1,773,938

		6,465,022
Iowa — 2.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	4,925	5,571,948
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,005	1,085,129
5.70%, 12/01/27	1,010	1,084,457
5.80%, 12/01/29	685	734,614
5.85%, 12/01/30	710	762,015

		9,238,163
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,233,140
Louisiana — 1.4%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,920	3,166,244
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	$1,150	$1,306,584

		4,472,828
Massachusetts — 3.2%
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,173,050
5.35%, 12/01/42	975	1,007,867
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,110	1,236,207
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,710,971

		10,128,095
Michigan — 5.3%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Series A (BHAC), 5.50%, 7/01/36	4,500	4,914,540
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,431,242
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	350	380,653
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,994,678
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,220	1,313,366
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 5.00%, 10/15/45 (d)	765	845,424
Series I-A, 5.38%, 10/15/41	600	687,774
Series II-A, 5.38%, 10/15/36	1,000	1,116,420
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,113,028
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	630	664,159

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$340	$374,347

		16,835,631
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	2,058,768
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	2,884,869
Nevada — 1.0%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	1,000	1,119,630
(AGM), 5.25%, 7/01/39	1,700	1,904,119

		3,023,749
New Jersey — 10.2%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,815,843
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	610	664,754
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	790	846,185
School Facilities Construction, Series UU, 5.00%, 6/15/34	505	523,276
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,250	1,282,362
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	500	553,270
5.50%, 12/01/26	350	385,504
5.75%, 12/01/28	200	220,406
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,070	1,089,934
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	$1,290	$1,360,473
Transportation Program, Series AA, 5.00%, 6/15/38	1,560	1,603,805
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,625,316
Transportation System, Series AA, 5.50%, 6/15/39	4,650	4,983,777
Transportation System, Series B, 5.00%, 6/15/42	9,500	9,722,585
Transportation System, Series D, 5.00%, 6/15/32	525	546,089

		32,223,579
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	325	356,346
New York — 4.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,404,275
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,450,795
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,521,706
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	610	694,595
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 10/01/30	2,560	2,626,662
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	2,835	2,904,146

		13,602,179
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	565,841

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	$610	$697,120
5.25%, 2/15/33	850	970,165

		2,233,126
Pennsylvania — 5.3%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,110	2,272,871
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, AMT:
5.00%, 12/31/34	2,220	2,378,175
5.00%, 12/31/38	1,155	1,228,955
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	3,955	4,331,990
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	609,174
Series C, 5.50%, 12/01/33	490	574,976
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	500	588,280
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,554,092
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	680	754,059
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (c)	15	17,270
6.00%, 9/01/38	1,285	1,436,424

		16,746,266
South Carolina — 5.7%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	1,360	1,516,740
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	119,756
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,829,750
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	$6,435	$7,213,120
Series E, 5.50%, 12/01/53	2,820	3,151,181
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,033,715

		17,864,262
Texas — 15.6%
Central Texas Turnpike System, Refunding RB, 2nd Tier, Series C, 5.00%, 8/15/34	1,300	1,417,338
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	500	555,715
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	1,850	714,489
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	851,085
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,915,974
Series D, 5.00%, 11/01/42	1,140	1,205,003
Series H, 5.00%, 11/01/32	2,715	2,956,011
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	994,672
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (b)	3,020	1,095,384
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,306,930
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (c)	1,065	1,136,078
North Texas Tollway Authority, RB, Convertible CAB, Series C, 0.00%, 9/01/45 (a)	10,000	9,973,800
North Texas Tollway Authority, Refunding RB, 1st Tier:
System, Series A, 6.00%, 1/01/28	2,415	2,767,759
System, Series A (NPFGC), 5.75%, 1/01/40	3,600	3,948,228

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, 1st Tier (concluded):
Series K-1 (AGC), 5.75%, 1/01/38	$3,400	$3,823,776
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b):
0.00%, 9/15/35	1,150	457,470
0.00%, 9/15/36	3,875	1,451,769
0.00%, 9/15/37	17,775	6,263,199
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	2,500	2,684,550
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,030	1,109,464
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	605	656,068

		49,284,762
Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	420	423,797
Washington — 2.3%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (c)	1,400	1,507,170
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (d)	900	975,636
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,205,170
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,087,810
Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, RB (concluded):
Providence Health & Services, Series A, 5.25%, 10/01/39	$550	$607,024

		7,382,810
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,321,764
Total Municipal Bonds — 114.1%		360,259,447

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.0%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,115,070
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,750	1,887,865

		3,002,935
California — 3.3%
County of San Diego California Water Authority, COP, Refunding, Election of 2014, Series A (AGM), 5.00%, 5/01/33	3,030	3,319,516
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (c)	4,330	4,709,828
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (c)	1,699	2,029,972
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	411,012

		10,470,328
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:	780	882,562
5.50%, 7/01/34 (f)

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A (concluded):
5.00%, 2/01/41	$3,000	$3,223,380

		4,105,942
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	855	992,749
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (c)(f)	1,579	1,824,751
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,427,265

		5,244,765
Florida — 9.7%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	4,000	4,285,080
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	4,226,680
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,540	1,696,680
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,343,285
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	6,901	7,802,580
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	3,394	3,784,383
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,195,652
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	1,189	1,280,410

		30,614,750
Illinois — 9.1%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,057,960
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	$2,548	$2,737,930
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	1,638	1,697,966
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	13,102,748
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,130	1,255,434
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	3,499	3,827,763
Series A, 5.00%, 1/01/38	1,859	2,023,918

		28,703,719
Louisiana — 1.5%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/16 (c)	4,600	4,762,656
Michigan — 1.6%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,700	5,167,180
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	3,298	3,771,458
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	1,574	1,825,848

		5,597,306
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,580	1,657,453
New York — 4.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,176,628
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,445,567

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	$1,470	$1,671,699
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,504,455
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,000	1,146,070
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,200	1,344,936

		14,289,355
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	565,470
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	1,125	1,260,731
Texas — 5.0%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,008,224
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,565,080
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/17 (c)	5,066	5,359,374
5.00%, 2/15/32	184	192,973
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	1,996	2,128,796
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/17 (c)(f)	1,400	1,512,294

		15,766,741
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	334,754
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,565	$2,977,657
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,920	2,083,315
Series C, 5.25%, 4/01/39 (f)	3,250	3,520,356

		5,603,671
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.4%		140,125,413
Total Long-Term Investments (Cost — $462,154,814) — 158.5%		500,384,860

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	2,425,984	2,425,984
Total Short-Term Securities (Cost — $2,425,984) — 0.8%		2,425,984
Total Investments (Cost — $464,580,798*) — 159.3%		502,810,844
Other Assets Less Liabilities — 0.4%		1,458,507
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.8)%		(72,123,650)
VRDP Shares, at Liquidation Value — (36.9)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$315,645,701

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$394,384,105

Gross unrealized appreciation	$39,321,479
Gross unrealized depreciation	(2,997,646)

Net unrealized appreciation	$36,323,833

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities LLC	$845,424	$3,244
Morgan Stanley & Co. LLC	975,636	11,547

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $11,170,391.

(g)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,895,822	530,161	2,425,983	$110

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(93)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	11,851,687	$(31,377)
(130)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	15,579,688	(82,454)
Total						$(113,831)

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$500,384,860	—	$500,384,860
Short-Term Securities	$2,425,984	—	—	2,425,984

Total	$2,425,984	$500,384,860	—	$502,810,844

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(113,831)	—	—	$(113,831)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$242,550	—	—	$242,550
Liabilities:
TOB Trust Certificates	—	$(72,102,906)	—	(72,102,906)
VRDP Shares	—	(116,500,000)	—	(116,500,000)

Total	$242,550	$(188,602,906)	—	$(188,360,356)

During the period ended July 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 22, 2015